Inventory (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Inventory Disclosure [Abstract]
Summary of inventory

Inventory, net of inventory reserves, consisted of the following (in thousands):

	September 30, 2024	December 31, 2023
		(As Restated)
Raw materials	$7,507	$5,114
Work in process	8,977	5,439
Finished goods	16,486	15,570
Total inventory	$32,969	$26,123

Inventory, net of inventory reserves, consisted of the following (in thousands):

	As of December 31,
	2023	2022
	(As Restated)	(As Restated)
Raw materials	$5,114	$5,509
Work in process	5,439	3,415
Finished goods	15,570	8,040
Total inventory	$26,123	$16,964